Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Stockholders' Equity [Abstract]
Cash dividends declared	$ 1.48	$ 1.40	$ 1.37
Exercise of stock options	126,168	18,899	9,576
Purchase of treasury shares	0	237,535	755,501